Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2018
Long-Term Debt Covenants [Abstract]
Bank Loans
	Bank loans	As of December 31, 2018	As of December 31, 2017	Margin
(i)	Issued in September 2017 maturing in October 2023 (the “2017 credit facility”)	387,426	460,000	3.25%
(ii)	Assumed in October 2016 maturing in November 2022 (the “2015 credit facility”, the “Amor Tranche”)	15,422	15,750	2.50%
(iii)	Assumed in January 2018 maturing in January 2024 (the “Aristaios credit facility ”)	27,417	—	2.85%
(iv)	Assumed in May 2018 maturing in June 2023 (the “2015 credit facility ” the “Anikitos Tranche”)	15,625	—	2.50%

	Total long-term debt	$ 445,890	$ 475,750

	Less: Deferred loan issuance costs	4,866	6,635
	Less: loan associated with vessel held for sale	-	14,781

	Total long-term debt, net	$ 441,024	$454,334
	Less: Current portion of long-term debt	53,680	52,057
	Add: Current portion of deferred loan issuance costs	1,332	1,543
	Long-term debt, net	$ 388,676	$403,820

Required Annual Loan Payments
	2017 Credit Facility (i)	2015 Credit Facility (Amor Tranche) (ii)	Aristaios Credit Facility (iii)	2015 Credit Facility (Anikitos Tranche) (iv)	Total
2019	$ 50,534	$ 1,313	$ 1,833	$ -	$ 53,680
2020	50,534	1,313	1,833	1,065	54,745
2021	50,534	1,313	1,833	1,420	55,100
2022	50,534	11,483	1,833	1,420	65,270
2023	185,290	-	1,833	11,720	198,843
Thereafter	-	-	18,252	-	18,252
Total	$ 387,426	$ 15,422	$ 27,417	$ 15,625	$ 445,890